FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Trade payables and other liabilities	€ 19,946
Lease obligations on right of use assets	4,019
Loans payable	7,231
Other non-current liabilities	487
Total contractual obligations	€ 31,683
Percentage of appreciation in EURO currency	10.00%
Decrease in earnings before income tax due to appreciation in EURO currency	€ 1,960	€ 1,405
Derivative notional amount	0
2025
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Trade payables and other liabilities	19,946
Lease obligations on right of use assets	943
Loans payable	7,231
Other non-current liabilities	4
Total contractual obligations	28,124
2026
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Lease obligations on right of use assets	943
Other non-current liabilities	3
Total contractual obligations	946
2027
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Lease obligations on right of use assets	973
Other non-current liabilities	19
Total contractual obligations	992
2028
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Lease obligations on right of use assets	743
Other non-current liabilities	23
Total contractual obligations	766
Thereafter
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Lease obligations on right of use assets	417
Other non-current liabilities	438
Total contractual obligations	€ 855